UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4571

Name of Registrant:	Vanguard Pennsylvania Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2007

Item 1:	Schedule of Investments

Vanguard Pennsylvania Tax-Exempt Money Market Fund Schedule of Investments February 28, 2007
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (100.7%)

1 Abington PA School District TOB VRDO	3.700%	3/7/2007 (3)	7,500	7,500
1 Allegheny County PA Airport Rev. TOB VRDO	3.730%	3/7/2007 (1)(3)	10,120	10,120
Allegheny County PA GO VRDO	3.690%	3/7/2007 LOC	14,455	14,455
Allegheny County PA GO VRDO	3.690%	3/7/2007 LOC	37,315	37,315
Allegheny County PA Higher Educ. Auth. Rev. (Washington & Jefferson
College) VRDO	3.720%	3/7/2007 LOC	9,600	9,600
Allegheny County PA Hosp. Dev. Auth. Rev. (Presbyterian Univ. Health
System) VRDO	3.700%	3/7/2007 (1)	12,300	12,300
Allegheny County PA Hosp. Dev. Auth. Rev. (Presbyterian Univ. Health
System) VRDO	3.700%	3/7/2007 (1)	11,345	11,345
Allegheny County PA Hosp. Dev. Auth. Rev. (Presbyterian Univ. Health
System) VRDO	3.700%	3/7/2007 LOC	7,325	7,325
1 Allegheny County PA Hosp. Dev. Auth. Rev. (Presbyterian Univ. Health
System, Inc. Project) TOB VRDO	3.700%	3/7/2007 (1)	27,560	27,560
1 Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh
Medical Center) TOB VRDO	3.700%	3/7/2007 (1)	4,995	4,995
Allegheny County PA IDA Rev. (Carnegie Museum of Pittsburgh) VRDO	3.650%	3/7/2007 LOC	5,070	5,070
Allegheny County PA IDA Rev. (Residential Rental) VRDO	3.720%	3/7/2007 LOC	3,065	3,065
Allegheny County PA IDA Rev. (Western PA School for Blind
Children) PUT	3.800%	7/1/2007	15,000	15,000
Allegheny County PA Port Auth. Rev	4.500%	6/29/2007 LOC	10,200	10,223
Beaver County PA IDA PCR (First Energy) VRDO	3.610%	3/1/2007 LOC	17,100	17,100
Beaver County PA IDA PCR (First Energy) VRDO	3.640%	3/1/2007 LOC	6,000	6,000
Beaver County PA IDA PCR (First Energy) VRDO	3.520%	3/7/2007 LOC	52,250	52,250
Beaver County PA IDA PCR (First Energy) VRDO	3.540%	3/7/2007 LOC	20,000	20,000
Berks County PA IDA (Kutztown Univ.) VRDO	3.670%	3/7/2007 LOC	9,250	9,250
1 Bethlehem PA Area School Dist. GO TOB VRDO	3.570%	3/7/2007 (3)	19,800	19,800
1 Central Bucks PA School Dist. TOB VRDO	3.700%	3/7/2007 (3)	5,560	5,560
Central Bucks PA School Dist. VRDO	3.700%	3/7/2007 (3)	10,510	10,510
Chester County PA Health & Educ. Fac. Auth. Rev. (Jefferson Health
System) VRDO	3.460%	3/7/2007	20,000	20,000
Chester County PA Health & Educ. Fac. Auth. Rev. (Jefferson Health
System) VRDO	3.530%	3/7/2007	26,070	26,070
Chester County PA Health & Educ. Fac. Auth. Rev. (Jenner's Pond
Project) VRDO	3.660%	3/7/2007 LOC	10,475	10,475
Chester County PA IDA (Archdiocese of Philadelphia) VRDO	3.640%	3/1/2007 LOC	7,840	7,840
Chester County PA IDA Student Housing Rev. VRDO	3.550%	3/7/2007 LOC	11,900	11,900
1 Chester County PA TOB VRDO	3.700%	3/7/2007	12,915	12,915
Cumberland County PA Muni. Auth. College Rev. (Dickinson College) PUT	3.630%	11/1/2007 LOC	6,970	6,970
Cumberland County PA Muni. Auth. College Rev. (Messiah Village
Program) VRDO	3.530%	3/7/2007 LOC	3,800	3,800
Dallastown Area School Dist. VRDO	3.670%	3/7/2007 (4)	7,500	7,500
Dallastown Area School Dist. York County PA GO VRDO	3.670%	3/7/2007 (3)	18,330	18,330
Daniel Boone PA Area School Dist. GO VRDO	3.670%	3/7/2007 (2)	9,980	9,980
Dauphin County PA General Auth. Hosp. Rev. (Reading Hosp. & Medical
Center) VRDO	3.530%	3/7/2007	9,335	9,335
Delaware County PA Auth. Univ. Rev. (Villanova Univ.) VRDO	3.650%	3/7/2007 LOC	12,525	12,525
Delaware County PA Auth. Univ. Rev. (Villanova Univ.) VRDO	3.650%	3/7/2007 LOC	10,435	10,435
Delaware County PA Hosp. Auth. Rev. (Crozer-Chester Medical Center)
VRDO	3.660%	3/7/2007 LOC	16,760	16,760
Delaware County PA Hosp. Auth. Rev. (Crozer-Chester Medical Center)
VRDO	3.750%	3/7/2007 LOC	4,100	4,100
Delaware County PA IDA Airport Fac. (United Parcel Service) VRDO	3.620%	3/1/2007	6,400	6,400
Delaware County PA IDA PCR (BP Exploration & Oil) VRDO	3.640%	3/1/2007	27,450	27,450
Delaware County PA IDA PCR (PECO) CP	3.570%	4/10/2007 LOC	16,500	16,500
Delaware County PA IDA Refunding Resource Recovery Fac. (General
Electric Capital Corp.) VRDO	3.520%	3/7/2007	8,375	8,375
Delaware County PA IDA Refunding Resource Recovery Fac. (General
Electric Capital Corp.) VRDO	3.520%	3/7/2007	8,235	8,235
Delaware County PA IDA Refunding Resource Recovery Fac. (General
Electric Capital Corp.) VRDO	3.520%	3/7/2007	42,600	42,600
Delaware County PA IDA Refunding Resource Recovery Fac. (General
Electric Capital Corp.) VRDO	3.520%	3/7/2007	8,595	8,595
Delaware County PA IDA Refunding Resource Recovery Fac. (General
Electric Capital Corp.) VRDO	3.520%	3/7/2007	7,640	7,640
Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	3.550%	3/7/2007	14,900	14,900
Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	3.550%	3/7/2007	17,000	17,000
Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	3.550%	3/7/2007	17,600	17,600
Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	3.550%	3/7/2007	23,005	23,005
Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	3.550%	3/7/2007	8,700	8,700
1 Erie County PA GO TOB VRDO	3.700%	3/7/2007 (1)	6,265	6,265
Exeter Township PA VRDO	3.670%	3/7/2007 (10)	5,000	5,000
Franklin County PA IDA Healthcare Rev. (Chambersburg Hosp.) VRDO	3.700%	3/7/2007 (2)	6,000	6,000
Franklin County PA IDA Rev. (Menno Haven Inc. Project) VRDO	3.660%	3/7/2007 LOC	7,000	7,000
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State
Geisinger Health System) VRDO	3.640%	3/1/2007	29,400	29,400
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State
Geisinger Health System) VRDO	3.640%	3/1/2007	2,650	2,650
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State
Geisinger Health System) VRDO	3.640%	3/1/2007	4,100	4,100
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State
Geisinger Health System) VRDO	3.640%	3/7/2007	23,800	23,800
Hamburg PA Area School Dist. GO VRDO	3.660%	3/7/2007 (4)	17,000	17,000
Indiana County PA IDA (Exelon Generation) VRDO	3.710%	3/1/2007 LOC	3,000	3,000
Lackawanna County PA GO VRDO	3.670%	3/7/2007 LOC	20,365	20,365
Lackawanna County PA IDA Rev. (Scranton Prep School Proj.) VRDO	3.670%	3/7/2007 LOC	24,800	24,800
Lancaster County PA Hosp. Auth. Rev. (Masonic Homes) VRDO	3.520%	3/7/2007 LOC	11,240	11,240
Lancaster County PA Hosp. Auth. Rev. (Masonic Homes) VRDO	3.520%	3/7/2007 (2)	6,005	6,005
1 Lancaster County PA Hospital Auth. Rev. Health System TOB VRDO	3.690%	3/7/2007	7,500	7,500
Lehigh County PA General Purpose Hosp. Auth. Rev. (Lehigh Valley
Health Network) VRDO	3.630%	3/1/2007 (2)	1,090	1,090
1 Lehigh County PA IDA PCR TOB VRDO	3.690%	3/7/2007 (3)	3,290	3,290
1 Lehigh County PA IDA PCR TOB VRDO	3.700%	3/7/2007 (3)	5,000	5,000
1 Lehigh County PA IDA PCR TOB VRDO	3.700%	3/7/2007 (3)	13,005	13,005
Manheim Township PA School Dist. VRDO	3.660%	3/7/2007 (4)	9,000	9,000
Manheim Township PA School Dist. VRDO	3.660%	3/7/2007 (4)	12,000	12,000
Mercersburg Borough PA General Purpose Auth.
(Mercersburg College) VRDO	3.520%	3/7/2007 LOC	10,000	10,000
Mercersburg Borough PA General Purpose Auth.
(Mercersburg College) VRDO	3.660%	3/7/2007 LOC	12,200	12,200
Mercersburg Borough PA General Purpose Auth.
(Mercersburg College) VRDO	3.660%	3/7/2007 LOC	18,715	18,715
1 Montgomery County PA IDA Auth. Retirement Community Rev.
TOB VRDO	3.700%	3/7/2007	9,000	9,000
Montgomery County PA IDA PCR (Exelon Generation Co.) CP	3.520%	4/5/2007 LOC	37,800	37,800
Montgomery County PA IDA PCR (Exelon Generation Co.) CP	3.570%	4/5/2007 LOC	5,000	5,000
Montgomery County PA IDA PCR (Presbytery Homes) VRDO	3.680%	3/7/2007 LOC	11,500	11,500
Montgomery County PA IDA Rev. (Foulkeways At Gwynedd Project)
VRDO	3.670%	3/7/2007 LOC	13,390	13,390
Montgomery County PA IDA Rev. (Gloria Dei Project) VRDO	3.660%	3/7/2007 LOC	11,200	11,200
Montgomery County PA IDA Rev. (Meadowood Corp) VRDO	3.660%	3/7/2007 LOC	19,670	19,670
North Penn PA Water Auth. Rev. VRDO	3.670%	3/7/2007 (3)	23,700	23,700
North Wales PA Water Auth. Rural Water Project PUT	3.625%	4/2/2007	5,100	5,100
Northampton County PA General Purpose Auth. Univ. Rev.
(Lafayette College) VRDO	3.650%	3/7/2007	7,100	7,100
1 Northampton County PA General Purpose Auth. Univ. Rev. (Lehigh Univ.)
TOB VRDO	3.690%	3/7/2007 (1)	21,390	21,390
Northampton County PA General Purpose Auth. Univ. Rev. (Lehigh Univ.)
VRDO	3.630%	3/7/2007	12,875	12,875
Northampton County PA General Purpose Auth. Univ. Rev. (Lehigh Univ.)
VRDO	3.630%	3/7/2007	20,635	20,635
Northampton County PA General Purpose Auth. Univ. Rev. (Lehigh Univ.)
VRDO	3.650%	3/7/2007	30,600	30,600
Northampton County PA IDA PCR (Libra Partners) VRDO	3.770%	3/7/2007 LOC	5,480	5,480
Northeastern PA Hosp. & Educ. Auth. Rev. (Wilkes Univ.) VRDO	3.680%	3/7/2007 LOC	12,110	12,110
Northeastern PA Hosp. & Educ. Auth. Rev. (Wilkes Univ.) VRDO	3.680%	3/7/2007 LOC	4,895	4,895
1 Owen J. Roberts School Dist. Pennsylvania GO TOB VRDO	3.700%	3/7/2007 (4)	17,200	17,200
Parkland PA School Dist. VRDO	3.660%	3/7/2007 (4)	10,000	10,000
1 Pennsbury PA School Dist. TOB VRDO	3.700%	3/7/2007 (3)	5,075	5,075
Pennsbury PA School Dist. VRDO	3.670%	3/7/2007 (4)	11,445	11,445
1 Pennsylvaina Public School Auth. Rev. TOB VRDO	3.700%	3/7/2007 (4)	14,995	14,995
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (Jefferson Health)
VRDO	3.470%	3/7/2007	25,820	25,820
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (Jefferson Health)
VRDO	3.520%	3/7/2007	19,700	19,700
1 Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (Wenger's Feed
Mill) VRDO	3.770%	3/7/2007 LOC	7,275	7,275
Pennsylvania GO	5.125%	3/15/2007 (2)(Prere.)	7,990	8,115
Pennsylvania GO	5.500%	7/1/2007 (1)	30,000	30,190
Pennsylvania GO	5.000%	10/1/2007 (3)	4,875	4,916
Pennsylvania GO	5.250%	10/15/2007	3,500	3,535
Pennsylvania GO	5.000%	2/1/2008	5,000	5,064
1 Pennsylvania GO TOB VRDO	3.560%	3/7/2007 (4)	11,730	11,730
1 Pennsylvania GO TOB VRDO	3.690%	3/7/2007	14,055	14,055
1 Pennsylvania GO TOB VRDO	3.690%	3/7/2007 (1)	20,000	20,000
1 Pennsylvania GO TOB VRDO	3.700%	3/7/2007	25,000	25,000
1 Pennsylvania GO TOB VRDO	3.700%	3/7/2007 (1)	7,540	7,540
1 Pennsylvania GO TOB VRDO	3.700%	3/7/2007 (1)(4)	8,520	8,520
1 Pennsylvania GO TOB VRDO	3.700%	3/7/2007	3,550	3,550
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	3.570%	3/7/2007 (2)	35,700	35,700
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	3.580%	3/7/2007 (2)	6,900	6,900
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	3.580%	3/7/2007 (2)	34,200	34,200
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	3.600%	3/7/2007 (2)	27,500	27,500
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	3.600%	3/7/2007 (2)	13,500	13,500
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	3.710%	3/7/2007 (4)	5,000	5,000
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	3.720%	3/7/2007 (4)	43,500	43,500
Pennsylvania Higher Educ. Fac. Auth. Rev. (Carnegie Mellon Univ.)
VRDO	3.640%	3/1/2007	10,025	10,025
Pennsylvania Higher Educ. Fac. Auth. Rev. (Carnegie Mellon Univ.)
VRDO	3.640%	3/1/2007	32,365	32,365
Pennsylvania Higher Educ. Fac. Auth. Rev. (Carnegie Mellon Univ.)
VRDO	3.640%	3/1/2007	4,100	4,100
Pennsylvania Higher Educ. Fac. Auth. Rev. (Carnegie Mellon Univ.)
VRDO	3.640%	3/1/2007	19,975	19,975
Pennsylvania Higher Educ. Fac. Auth. Rev. (Drexel Univ.) VRDO	3.640%	3/7/2007 LOC	20,940	20,940
Pennsylvania Higher Educ. Fac. Auth. Rev. (Drexel Univ.) VRDO	3.650%	3/7/2007 LOC	22,500	22,500
Pennsylvania Higher Educ. Fac. Auth. Rev. (Drexel Univ.) VRDO	3.670%	3/7/2007 (1)	30,525	30,525
Pennsylvania Higher Educ. Fac. Auth. Rev. (Gannon Univ.) VRDO	3.670%	3/7/2007 LOC	8,000	8,000
Pennsylvania Higher Educ. Fac. Auth. Rev. (Kings College) VRDO	3.670%	3/7/2007 LOC	5,000	5,000
Pennsylvania Higher Educ. Fac. Auth. Rev. (Philadelphia Univ.) VRDO	3.650%	3/7/2007 LOC	4,200	4,200
Pennsylvania Higher Educ. Fac. Auth. Rev. (Student Assn. Inc. Housing -
Univ. of California) VRDO	3.670%	3/7/2007 LOC	61,000	61,000
1 Pennsylvania Higher Educ. Fac. Auth. Rev. (Temple Univ.) TOB VRDO	3.690%	3/7/2007 (1)	4,168	4,168
1 Pennsylvania Higher Educ. Fac. Auth. Rev. (Temple Univ.) TOB VRDO	3.700%	3/7/2007 (1)	47,945	47,945
Pennsylvania Higher Educ. Fac. Auth. Rev. (Trustees Univ.)	5.000%	9/1/2007	5,570	5,610
1 Pennsylvania Higher Educ. Fac. Auth. Rev. TOB VRDO	3.560%	3/7/2007 (10)	4,370	4,370
1 Pennsylvania Higher Educ. Fac. Auth. Rev. TOB VRDO	3.700%	3/7/2007 (1)	12,890	12,890
1 Pennsylvania Higher Educ. Fac. Auth. Rev. TOB VRDO	3.700%	3/7/2007	4,875	4,875
Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) VRDO	3.520%	3/7/2007	23,905	23,905
Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) VRDO	3.550%	3/7/2007	15,690	15,690
Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) VRDO	3.550%	3/7/2007	11,000	11,000
Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) VRDO	3.550%	3/7/2007	41,010	41,010
Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) VRDO	3.550%	3/7/2007	31,250	31,250
Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) VRDO	3.560%	3/7/2007	31,930	31,930
1 Pennsylvania Housing Finance Agency Rev. TOB VRDO	3.610%	3/7/2007	10,000	10,000
1 Pennsylvania Housing Finance Agency Rev. TOB VRDO	3.710%	3/7/2007	8,545	8,545
1 Pennsylvania Housing Finance Agency Rev. TOB VRDO	3.710%	3/7/2007	7,495	7,495
1 Pennsylvania Housing Finance Agency Rev. TOB VRDO	3.720%	3/7/2007	8,090	8,090
1 Pennsylvania Housing Finance Agency Rev. TOB VRDO	3.720%	3/7/2007	19,400	19,400
1 Pennsylvania Housing Finance Agency Rev. TOB VRDO	3.720%	3/7/2007 (4)	3,500	3,500
1 Pennsylvania Housing Finance Agency Rev. TOB VRDO	3.720%	3/7/2007	3,800	3,800
1 Pennsylvania Housing Finance Agency Rev. TOB VRDO	3.750%	3/7/2007	2,065	2,065
1 Pennsylvania Housing Finance Agency Rev. TOB VRDO	3.750%	3/7/2007	10,095	10,095
Pennsylvania Housing Finance Agency Rev. VRDO	3.520%	3/7/2007	10,510	10,510
Pennsylvania Housing Finance Agency Rev. VRDO	3.520%	3/7/2007	20,000	20,000
Pennsylvania Housing Finance Agency Rev. VRDO	3.550%	3/7/2007	10,000	10,000
Pennsylvania Housing Finance Agency Rev. VRDO	3.560%	3/7/2007	7,170	7,170
1 Pennsylvania IDA Rev. TOB VRDO	3.700%	3/7/2007 (2)	5,150	5,150
1 Pennsylvania Intergovernmental Cooperation Auth. Rev. TOB VRDO	3.700%	3/7/2007 (3)	6,300	6,300
Pennsylvania Intergovernmental Cooperation Auth. Rev. VRDO	3.670%	3/7/2007 (2)	11,500	11,500
1 Pennsylvania Public School Auth. Rev. TOB VRDO	3.710%	3/7/2007 (4)	52,080	52,080
1 Pennsylvania Public School Building Auth. Lease Rev. TOB VRDO	3.700%	3/7/2007 (4)	16,745	16,745
Pennsylvania State Univ. Rev	5.000%	3/1/2007	4,645	4,645
Pennsylvania State Univ. Rev	4.250%	8/15/2007	3,455	3,466
1 Pennsylvania State Univ. Rev. TOB VRDO	3.700%	3/7/2007	6,920	6,920
Pennsylvania State Univ. Rev. VRDO	3.640%	3/7/2007	5,300	5,300
Pennsylvania State Univ. Rev. VRDO	3.640%	3/7/2007	73,275	73,275
1 Pennsylvania State Univ. TOB VRDO	3.690%	3/7/2007 (2)	20,000	20,000
1 Pennsylvania Turnpike Comm. Oil Franchise Tax Rev. TOB VRDO	3.700%	3/7/2007 (1)	2,580	2,580
1 Pennsylvania Turnpike Comm. Oil Franchise Tax Rev. TOB VRDO	3.700%	3/7/2007 (2)	12,775	12,775
1 Pennsylvania Turnpike Comm. Registration Fee Rev. TOB VRDO	3.560%	3/7/2007 (4)	9,990	9,990
1 Pennsylvania Turnpike Comm. Registration Fee Rev. TOB VRDO	3.710%	3/7/2007 (4)	6,905	6,905
1 Pennsylvania Turnpike Comm. Registration Fee Rev. TOB VRDO	3.720%	3/7/2007 (4)	2,355	2,355
1 Pennsylvania Turnpike Comm. Rev. TOB VRDO	3.700%	3/7/2007 (2)	3,795	3,795
1 Pennsylvania Turnpike Comm. Rev. TOB VRDO	3.710%	3/7/2007 (2)	25,430	25,430
Pennsylvania Turnpike Comm. Rev. VRDO	3.640%	3/1/2007	4,290	4,290
Pennsylvania Turnpike Comm. Rev. VRDO	3.640%	3/1/2007	7,700	7,700
Pennsylvania Turnpike Comm. Rev. VRDO	3.520%	3/7/2007	5,500	5,500
Pennsylvania Turnpike Comm. Rev. VRDO	3.520%	3/7/2007	19,460	19,460
Pennsylvania Turnpike Comm. Rev. VRDO	3.520%	3/7/2007	8,600	8,600
Pennsylvania Turnpike Comm. Rev. VRDO	3.650%	3/7/2007	21,500	21,500
Pennsylvania Turnpike Comm. Rev. VRDO	3.650%	3/7/2007	36,665	36,665
1 Pennsylvania Turnpike Common Oil Franchise Tax Rev. TOB VRDO	3.570%	3/7/2007 (2)	17,845	17,845
Philadelphia PA Airport Rev. VRDO	3.580%	3/7/2007 (1)	15,000	15,000
Philadelphia PA Airport Rev. VRDO	3.600%	3/7/2007 (1)	10,800	10,800
Philadelphia PA Auth. IDR (Girard Estate Aramark Project) VRDO	3.680%	3/7/2007 LOC	4,000	4,000
Philadelphia PA Auth. IDR (Institute for Cancer Research) VRDO	3.640%	3/1/2007 LOC	3,000	3,000
Philadelphia PA Auth. IDR (PA Academy of Fine Arts) VRDO	3.670%	3/7/2007 LOC	11,065	11,065
Philadelphia PA Auth. IDR (Regional Performing Arts Center
Project) VRDO	3.520%	3/7/2007 LOC	13,700	13,700
Philadelphia PA GO	5.000%	8/1/2007 (11)	4,500	4,523
1 Philadelphia PA GO TOB VRDO	3.700%	3/7/2007 (11)	3,850	3,850
1 Philadelphia PA GO TOB VRDO	3.700%	3/7/2007 (11)	14,480	14,480
1 Philadelphia PA GO TOB VRDO	3.700%	3/7/2007 (4)	5,970	5,970
1 Philadelphia PA GO TOB VRDO	3.710%	3/7/2007 (11)	16,625	16,625
1 Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev
(Children's Hosp. of Philadelphia) TOB VRDO	3.560%	3/7/2007	7,000	7,000
1 Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev
(Children's Hosp. of Philadelphia) TOB VRDO	3.690%	3/7/2007	11,785	11,785
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev
(Children's Hosp. of Philadelphia) VRDO	3.640%	3/1/2007	11,600	11,600
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev
(Children's Hosp. of Philadelphia) VRDO	3.640%	3/1/2007	11,300	11,300
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev
(Children's Hosp. of Philadelphia) VRDO	3.640%	3/1/2007	4,900	4,900
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev
(Jefferson Health System) PUT	3.680%	2/4/2008	16,900	16,900
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev
(Wills Eye Hosp.) VRDO	3.680%	3/7/2007 LOC	11,115	11,115
1 Philadelphia PA IDA Rev. (Philadelphia Airport System)
TOB VRDO	3.730%	3/7/2007 (1)	3,750	3,750
1 Philadelphia PA IDA Rev. TOB VRDO	3.700%	3/7/2007 (4)	10,275	10,275
1 Philadelphia PA IDA Rev. TOB VRDO	3.730%	3/7/2007 (3)	14,450	14,450
1 Philadelphia PA Redev. Auth. Rev. TOB VRDO	3.700%	3/7/2007 (3)	18,100	18,100
1 Philadelphia PA School Dist. TOB VRDO	3.560%	3/7/2007 (4)	8,775	8,775
1 Philadelphia PA School Dist. TOB VRDO	3.690%	3/7/2007 (3)	4,995	4,995
1 Philadelphia PA School Dist. TOB VRDO	3.700%	3/7/2007 (3)	6,575	6,575
1 Philadelphia PA School Dist. TOB VRDO	3.700%	3/7/2007 (3)	5,995	5,995
1 Philadelphia PA School Dist. TOB VRDO	3.700%	3/7/2007 (2)	5,265	5,265
1 Philadelphia PA School Dist. TOB VRDO	3.700%	3/7/2007 (2)	17,735	17,735
1 Philadelphia PA School Dist. TOB VRDO	3.700%	3/7/2007 (2)	5,280	5,280
Philadelphia PA School Dist. TRAN	4.500%	6/29/2007 LOC	150,000	150,346
Philadelphia PA TRAN	4.500%	6/29/2007	22,500	22,553
1 Philadelphia PA Water & Waste Water Rev. TOB VRDO	3.700%	3/7/2007 (4)	4,795	4,795
1 Philadelphia PA Water & Waste Water Rev. TOB VRDO	3.700%	3/7/2007 (4)	7,235	7,235
1 Philadelphia PA Water & Waste Water Rev. TOB VRDO	3.700%	3/7/2007 (4)	5,260	5,260
1 Philadelphia PA Water & Waste Water Rev. TOB VRDO	3.700%	3/7/2007 (3)	5,250	5,250
1 Philadelphia PA Water & Waste Water Rev. TOB VRDO	3.710%	3/7/2007 (4)	9,900	9,900
1 Philadelphia PA Water & Waste Water Rev. TOB VRDO	3.710%	3/7/2007 (4)	32,910	32,910
1 Pittsburgh PA Urban Redev. Auth. Single Family
Mortgage Rev. TOB VRDO	3.730%	3/7/2007	8,480	8,480
Sayre PA Health Care Fac. Auth. Rev. (VHA of
Pennsylvania, Pooled Capital Asset Financial
Program) VRDO	3.530%	3/7/2007 (2)	2,800	2,800
Sayre PA Health Care Fac. Auth. Rev. (VHA of
Pennsylvania, Pooled Capital Asset Financial
Program) VRDO	3.530%	3/7/2007 (2)	2,150	2,150
Sayre PA Health Care Fac. Auth. Rev. (VHA of
Pennsylvania, Pooled Capital Asset Financial
Program) VRDO	3.530%	3/7/2007 (2)	3,000	3,000
1 Seneca Valley PA School Dist. GO TOB VRDO	3.570%	3/7/2007 (1)	23,320	23,320
1 Souderton PA School Dist. GO TOB VRDO	3.700%	3/7/2007 (3)	9,945	9,945
South Fork PA Hosp. Auth. Rev. (Conemaugh Valley
Hosp.) VRDO	3.630%	3/1/2007 (1)	2,625	2,625
Southcentral Pennsylvania General Auth. Rev
(Wellspan Health) VRDO	3.510%	3/7/2007 (2)	24,760	24,760
Southcentral Pennsylvania General Auth. Rev
(Wellspan Health) VRDO	3.510%	3/7/2007 (2)	25,675	25,675
St. Mary's Hosp. Auth. Bucks County PA Rev
(Catholic Health Initiatives) VRDO	3.480%	3/7/2007	38,400	38,400
St. Mary's Hosp. Auth. Bucks County PA Rev
(Catholic Health Initiatives) VRDO	3.520%	3/7/2007	10,600	10,600
1 State Public School Building Auth
Pennsylvania School Rev. (Philadelphia School Dist.)	3.690%	3/7/2007 (4)	4,568	4,568
TOB VRDO
1 State Public School Building Auth
Pennsylvania School Rev. (Philadelphia School Dist.)
TOB VRDO	3.690%	3/7/2007 (4)	4,665	4,665
1 State Public School Building Auth
Pennsylvania School Rev. (Philadelphia School Dist.)
TOB VRDO	3.710%	3/7/2007 (4)	5,895	5,895
1 Swarthmore Borough Auth. PA College Rev. TOB VRDO	3.700%	3/7/2007	14,295	14,295
Union County PA Higher Educ. Auth. Rev
(Bucknell Univ.) VRDO	3.630%	3/7/2007	6,655	6,655
Univ. of Pittsburgh of the Commonwealth System of
Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	3.450%	3/7/2007	30,000	30,000
Univ. of Pittsburgh of the Commonwealth System of
Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	3.500%	3/7/2007	24,650	24,650
Univ. of Pittsburgh of the Commonwealth System of
Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	3.500%	3/7/2007	400	400
Univ. of Pittsburgh of the Commonwealth System of
Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	3.500%	3/7/2007	5,000	5,000
Univ. of Pittsburgh of the Commonwealth System of
Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	3.500%	3/7/2007	13,600	13,600
Univ. of Pittsburgh of the Commonwealth System of
Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	3.500%	3/7/2007	4,700	4,700
Univ. of Pittsburgh of the Commonwealth System of
Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	3.500%	3/7/2007	5,000	5,000
Univ. of Pittsburgh of the Commonwealth System of
Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	3.500%	3/7/2007	5,000	5,000
Univ. of Pittsburgh of the Commonwealth System of
Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	3.500%	3/7/2007	18,150	18,150
Univ. of Pittsburgh of the Commonwealth System of
Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	3.500%	3/7/2007	8,000	8,000
Univ. of Pittsburgh of the Commonwealth System of
Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	3.500%	3/7/2007	1,500	1,500
Univ. of Pittsburgh of the Commonwealth System of
Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	4.500%	8/24/2007	18,000	18,068
1 West Chester PA Area School Dist. GO TOB VRDO	3.720%	3/7/2007 (4)	8,690	8,690
Westmoreland County PA IDA Rev. (Excela Project) VRDO	3.640%	3/7/2007 LOC	3,255	3,255
1 Westmoreland County PA Muni. Auth. Service Water Rev. TOB VRDO	3.700%	3/7/2007 (4)	6,185	6,185
York County PA Hosp. Auth. Rev. (York Hosp.)	5.250%	7/1/2007 (2)(Prere.)	8,675	8,806
York County PA Hosp. Auth. Rev. (York Hosp.)	5.250%	7/1/2007 (2)(Prere.)	3,500	3,553
York County PA IDA (PECO) CP	3.570%	4/10/2007 LOC	16,440	16,440
Outside Pennsylvania:
1 Puerto Rico Electric Power Auth. Rev. TOB VRDO	3.530%	3/7/2007 (1)	9,960	9,960
Puerto Rico Govt. Dev. Bank VRDO	3.340%	3/7/2007 (1)	3,800	3,800
1 Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	3.640%	3/7/2007 (1)	2,830	2,830
1 Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	3.670%	3/7/2007	26,000	26,000
Puerto Rico Highway & Transp. Auth. Rev. VRDO	3.420%	3/7/2007 (2)	11,700	11,700
1,2 Puerto Rico Ind. Medical & Environmental Fac
Finance Auth. Rev. PCR (Abbott Laboratories) PUT	3.550%	3/1/2007	7,000	7,000
1 Puerto Rico Infrastructure Financing Auth. Special
Obligation Bonds TOB VRDO	3.640%	3/7/2007	20,700	20,700
1 Puerto Rico Public Buildings Auth. Govt. Fac
Rev. TOB VRDO	3.640%	3/7/2007 (10)	11,275	11,275
Puerto Rico TRAN	4.500%	7/30/2007 LOC	30,000	30,122

Total Municipal Bonds (Cost $3,616,161)				3,616,161

Other Assets and Liabilities - Net (-0.7%)				(24,361)

Net Assets (100%)				3,591,800

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, the aggregate value of these securities was $1,015,011,000 representing 28.3% of net assets.
2 Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of February 28, 2007.

KEY TO ABBREVIATIONS ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
. The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Vanguard Pennsylvania Long-Term Tax-Exempt Fund Schedule of Investments February 28, 2007
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (101.4%)

Abington PA School Dist. GO	5.000%	4/1/2032 (4)	6,495	6,929
Adams County PA GO	5.300%	5/15/2011 (3)(Prere.)	10,240	10,890
Allegheny County PA GO	0.000%	4/1/2010 (1)	2,000	1,778
Allegheny County PA GO	5.250%	5/1/2011 (3)(Prere.)	3,000	3,183
Allegheny County PA GO	5.500%	5/1/2011 (3)(Prere.)	445	476
Allegheny County PA GO	5.750%	5/1/2011 (3)(Prere.)	730	789
Allegheny County PA GO	5.750%	11/1/2011 (3)	995	1,074
Allegheny County PA GO	5.375%	11/1/2012 (1)(Prere.)	2,880	3,129
Allegheny County PA GO	5.375%	11/1/2012 (1)(Prere.)	2,000	2,173
Allegheny County PA GO	5.375%	11/1/2012 (1)(Prere.)	2,645	2,874
Allegheny County PA GO	5.375%	11/1/2012 (1)(Prere.)	3,725	4,047
Allegheny County PA GO	5.500%	11/1/2014 (3)	605	646
Allegheny County PA GO	5.375%	11/1/2016 (1)	4,100	4,427
Allegheny County PA GO	5.375%	11/1/2017 (1)	3,600	3,875
Allegheny County PA GO	6.000%	7/1/2023 (1)	5,745	7,051
1 Allegheny County PA GO	5.000%	11/1/2032 (4)	3,500	3,779
Allegheny County PA Higher Educ. Auth. Rev
(Univ. of Pittsburgh Medical Center
Children's Hosp.) VRDO	3.680%	3/7/2007 LOC	30,500	30,500
Allegheny County PA Higher Educ
Building Auth. (Carnegie Mellon Univ.)	5.125%	3/1/2032	3,000	3,145
Allegheny County PA Higher Educ. Building
Auth. (Carnegie Mellon Univ.) VRDO	3.640%	3/1/2007	6,150	6,150
Allegheny County PA Hosp. Dev. Auth. Rev
(Catholic Health East)	5.250%	11/15/2013 (2)	1,000	1,042
Allegheny County PA Hosp. Dev. Auth. Rev
(Catholic Health East)	6.000%	10/1/2010 (3)	4,235	4,474
Allegheny County PA Hosp. Dev. Auth. Rev
(Catholic Health East)	5.600%	4/1/2017 (1)	2,000	2,043
Allegheny County PA Hosp. Dev. Auth. Rev
(Catholic Health East)	6.000%	7/1/2026 (1)	4,625	5,790
Allegheny County PA Hosp. Dev. Auth. Rev
(Catholic Health East)	6.000%	7/1/2027 (1)	9,325	11,723
Allegheny County PA Port Auth. Rev	5.375%	3/1/2012 (3)	4,965	5,317
Allegheny County PA Port Auth. Rev	5.500%	3/1/2014 (3)	2,355	2,528
Allegheny County PA Port Auth. Rev	5.500%	3/1/2016 (3)	1,500	1,611
Allegheny County PA Port Auth. Rev	5.500%	3/1/2017 (3)	2,750	2,948
Allegheny County PA Sanitation Auth. Sewer Rev	5.500%	12/1/2010 (1)(Prere.)	6,880	7,368
Allegheny County PA Sanitation Auth. Sewer Rev	6.000%	12/1/2010 (1)	1,500	1,623
Allegheny County PA Sanitation Auth. Sewer Rev	6.000%	12/1/2011 (1)	1,490	1,623
Allegheny County PA Sanitation Auth. Sewer Rev	5.750%	12/1/2012 (1)	1,180	1,275
Allegheny County PA Sanitation Auth. Sewer Rev	5.375%	12/1/2016 (1)	3,545	3,823
Allegheny County PA Sanitation Auth. Sewer Rev	5.500%	12/1/2016 (3)(ETM)	11,295	11,800
Allegheny County PA Sanitation Auth. Sewer Rev	5.375%	12/1/2018 (1)	15,000	16,178
Allegheny County PA Sanitation Auth. Sewer Rev	5.500%	12/1/2030 (1)	2,150	2,292
Annville Cleona PA School Dist	6.000%	3/1/2028 (4)	1,500	1,741
Annville Cleona PA School Dist	6.000%	3/1/2031 (4)	2,475	2,861
Beaver County PA IDA PCR (First Energy) VRDO	3.610%	3/1/2007 LOC	5,600	5,600
Berks County PA GO	0.000%	11/15/2013 (3)	7,250	5,565
Berks County PA GO	0.000%	11/15/2014 (3)	8,615	6,347
Berks County PA GO	0.000%	11/15/2015 (3)	6,250	4,415
Berks County PA Hosp. Rev. (Reading Hosp.)	5.700%	10/1/2014 (1)	4,500	4,901
Bethlehem PA Area School Dist	5.375%	3/15/2012 (3)(Prere.)	7,500	8,084
Blair County PA Hosp. Auth. Rev. (Altoona Hosp.)	5.500%	7/1/2016 (2)	4,480	4,948
Bristol Borough PA School Dist. GO	5.250%	9/1/2015 (4)(Prere.)	3,635	4,037
Bucks County PA IDA (Pennswood Village Project)	6.000%	10/1/2034	2,600	2,807
Carlisle PA Area School Dist. GO	5.375%	3/1/2012 (1)(Prere.)	1,550	1,670
Carlisle PA Area School Dist. GO	5.375%	3/1/2012 (1)(Prere.)	1,820	1,961
Carlisle PA Area School Dist. GO	5.375%	3/1/2012 (1)(Prere.)	1,725	1,858
Carlisle PA Area School Dist. GO	5.375%	3/1/2012 (1)(Prere.)	1,635	1,761
Catholic Health East Pennsylvania Health Systems Rev	5.500%	11/15/2024	1,400	1,530
Catholic Health East Pennsylvania Health Systems Rev	5.375%	11/15/2034	3,000	3,226
Central Bucks PA School Dist	5.500%	5/15/2012 (3)(Prere.)	5,540	6,017
Central Bucks PA School Dist	5.500%	5/15/2012 (3)(Prere.)	1,500	1,629
Central Bucks PA School Dist	5.500%	5/15/2012 (3)(Prere.)	2,400	2,607
Central Bucks PA School Dist	5.500%	5/15/2012 (3)(Prere.)	3,785	4,111
Chester County PA GO	5.000%	5/15/2015 (Prere.)	13,355	14,558
Chester County PA Health & Educ. Fac. Auth. Rev
(Devereux Foundation)	5.000%	11/1/2031	2,250	2,355
Chester County PA Health & Educ. Fac. Auth. Rev
(Devereux Foundation)	5.125%	5/15/2018 (2)	12,445	12,735
Chester County PA Health & Educ. Fac. Auth. Rev
(Devereux Foundation)	5.250%	5/15/2022 (2)	36,580	37,441
Chester County PA School Auth. Rev	5.000%	4/1/2023 (2)	2,670	2,862
Chester County PA School Auth. Rev	5.000%	4/1/2024 (2)	1,000	1,071
Chester County PA School Auth. Rev	5.000%	4/1/2026 (2)	1,575	1,681
Coatesville PA School Dist. GO	5.250%	8/15/2014 (4)(Prere.)	6,645	7,319
Commonwealth Financing Auth. Pennsylvania Rev	5.250%	6/1/2023 (1)	13,535	14,874
Cumberland County PA Muni. Auth. College Rev
(Dickinson College)	5.500%	11/1/2010 (2)(Prere.)	3,230	3,435
Cumberland County PA Muni. Auth. Rev
(Diakon Lutheran Ministries)	5.000%	1/1/2027	2,700	2,819
Cumberland County PA Muni. Auth. Rev
(Diakon Lutheran Ministries)	5.000%	1/1/2036	11,750	12,184
1 Dauphin County PA General Auth. Health System Rev
(Pinnacle Health)	5.500%	8/15/2028 (1)	9,415	11,150
Dauphin County PA General Auth. Hosp. Rev
(West Pennsylvania Hosp.)	5.500%	7/1/2013 (1)(ETM)	5,000	5,303
Delaware County PA Auth. Rev
(Catholic Health East)	5.250%	11/15/2012 (2)	3,300	3,439
Delaware County PA Auth. Rev
(Catholic Health East)	5.250%	11/15/2013 (2)	4,665	4,860
Delaware County PA Auth. Univ. Rev
(Villanova Univ.)	5.000%	8/1/2024 (1)	4,000	4,295
Delaware County PA Hosp. Auth. Rev
(Crozer Keystone Obligated Group)	5.000%	12/15/2031	10,000	10,360
Delaware County PA Hosp. Auth. Rev
(Crozer-Chester Medical Center)	5.300%	12/1/2027	8,905	9,156
Delaware County PA IDA Airport Fac
(United Parcel Service) VRDO	3.620%	3/1/2007	11,200	11,200
Delaware County PA Regional
Water Quality Control Auth. Rev	5.500%	5/1/2014 (3)	2,405	2,585
Delaware County PA Regional
Water Quality Control Auth. Rev	5.500%	5/1/2016 (3)	2,685	2,888
Delaware River Joint Toll Bridge Comm
Pennsylvania & New Jersey Rev	5.250%	7/1/2019 (1)	1,645	1,816
Delaware River Joint Toll Bridge Comm
Pennsylvania & New Jersey Rev	5.500%	7/1/2019 (1)	4,835	5,675
Delaware River Joint Toll Bridge Comm
Pennsylvania & New Jersey Rev	5.250%	7/1/2020 (1)	1,735	1,915
Delaware River Joint Toll Bridge Comm
Pennsylvania & New Jersey Rev	5.500%	7/1/2020 (1)	5,105	6,048
Delaware River Joint Toll Bridge Comm
Pennsylvania & New Jersey Rev	5.250%	7/1/2021 (1)	1,825	2,013
Delaware River Joint Toll Bridge Comm
Pennsylvania & New Jersey Rev	5.250%	7/1/2022 (1)	1,920	2,119
Delaware River Joint Toll Bridge Comm
Pennsylvania & New Jersey Rev	5.250%	7/1/2023 (1)	2,020	2,229
Delaware River Port Auth
Pennsylvania & New Jersey Rev	5.700%	1/1/2023 (4)	8,345	8,773
Erie County PA GO	5.000%	9/1/2025 (3)	5,525	5,937
Erie County PA Hosp. Auth. Rev
(Hamot Health Foundation)	5.000%	11/1/2035 (11)	7,000	7,455
Erie PA School Dist. GO	0.000%	9/1/2010 (4)	5,665	4,952
Erie PA School Dist. GO	5.800%	9/1/2010 (2)(Prere.)	4,500	4,817
Erie PA School Dist. GO	0.000%	9/1/2011 (4)	5,780	4,854
Erie PA School Dist. GO	0.000%	5/1/2016 (1)(ETM)	3,175	2,220
Erie PA School Dist. GO	0.000%	9/1/2018 (4)	830	518
Hazleton PA Area School Dist. GO	5.500%	3/1/2011 (3)	3,740	3,960
Hazleton PA Area School Dist. GO	5.750%	3/1/2012 (3)	1,420	1,538
Hazleton PA Area School Dist. GO	6.000%	3/1/2016 (3)	18,245	19,791
Hazleton PA Area School Dist. GO	0.000%	3/1/2017 (3)	4,425	2,953
Hazleton PA Area School Dist. GO	0.000%	3/1/2022 (3)	5,265	2,813
Lake Lehman PA School Dist. GO	0.000%	4/1/2014 (1)	1,290	974
Lake Lehman PA School Dist. GO	0.000%	4/1/2015 (1)	1,295	938
Lake Lehman PA School Dist. GO	0.000%	4/1/2016 (1)	1,310	909
Lake Lehman PA School Dist. GO	0.000%	4/1/2017 (1)	1,315	875
Lake Lehman PA School Dist. GO	0.000%	4/1/2018 (1)	1,000	635
Lancaster County PA GO	5.500%	11/1/2016 (3)	1,025	1,108
Lancaster County PA GO	5.500%	11/1/2017 (3)	1,060	1,142
Lancaster County PA GO	5.500%	11/1/2018 (3)	1,120	1,211
Lancaster County PA GO	5.500%	11/1/2019 (3)	1,175	1,271
Lancaster County PA GO VRDO	3.660%	3/7/2007 (4)	15,930	15,930
Lancaster County PA Hosp Auth Rev
(Lancaster General Hosp.)	5.000%	3/15/2026	9,205	9,842
Lancaster County PA Hosp Auth Rev
(Lancaster General Hosp.)	5.000%	3/15/2031	5,195	5,533
Lancaster County PA Hosp Auth Rev
(Lancaster General Hosp.)	5.000%	3/15/2036	7,370	7,849
Lancaster County PA Hosp. Auth. Rev
(Willow Valley Retirement Project)	5.875%	6/1/2021	1,000	1,066
Lancaster County PA Hosp. Auth. Rev
(Willow Valley Retirement Project)	5.875%	6/1/2031	6,000	6,376
Lancaster PA Higher Educ. Auth. Rev
(Franklin & Marshall College)	5.000%	4/15/2022	1,135	1,215
Lancaster PA Higher Educ. Auth. Rev
(Franklin & Marshall College)	5.000%	4/15/2027	2,775	2,950
Latrobe PA IDA (Saint Vincent College)	5.600%	5/1/2021	1,635	1,729
Latrobe PA IDA (Saint Vincent College)	5.700%	5/1/2031	2,165	2,294
Lebanon County Health Fac. Auth. Rev
(Good Samaritan)	6.000%	11/15/2035	10,500	11,466
Lehigh County PA General Purpose Hosp. Auth. Rev
(Lehigh Valley Health Network)	5.375%	7/1/2014 (4)	900	963
Lehigh County PA General Purpose Hosp. Auth. Rev
(Lehigh Valley Health Network)	7.000%	7/1/2016 (1)	4,415	5,199
Lehigh County PA General Purpose Hosp. Auth. Rev
(St. Luke's Hosp.) VRDO	3.600%	3/1/2007 LOC	4,020	4,020
Luzerne County PA GO	0.000%	11/15/2012 (1)(Prere.)	2,360	1,511
Luzerne County PA GO	0.000%	11/15/2012 (1)(Prere.)	2,390	1,437
Luzerne County PA GO	5.250%	12/15/2021 (3)	5,320	6,089
McKeesport PA Area School Dist. GO	0.000%	10/1/2007 (1)	2,080	2,035
McKeesport PA Area School Dist. GO	0.000%	10/1/2008 (1)	2,270	2,137
McKeesport PA Area School Dist. GO	0.000%	10/1/2009 (1)	2,020	1,830
McKeesport PA Area School Dist. GO	0.000%	10/1/2010 (1)	1,840	1,603
McKeesport PA Area School Dist. GO	0.000%	10/1/2011 (1)	1,835	1,535
McKeesport PA Area School Dist. GO	0.000%	10/1/2014 (1)	2,040	1,509
McKeesport PA Area School Dist. GO	0.000%	10/1/2015 (1)	2,040	1,447
McKeesport PA Area School Dist. GO	0.000%	10/1/2016 (1)	4,655	3,160
McKeesport PA Area School Dist. GO	0.000%	10/1/2018 (2)(ETM)	425	268
McKeesport PA Area School Dist. GO	0.000%	10/1/2018 (2)	2,650	1,646
McKeesport PA Area School Dist. GO	0.000%	10/1/2024 (2)(ETM)	2,480	1,190
McKeesport PA Area School Dist. GO	0.000%	10/1/2024 (2)	520	247
McKeesport PA Area School Dist. GO	0.000%	10/1/2028 (2)	2,340	924
Montgomery County PA GO	5.000%	7/15/2019	8,800	9,068
Montgomery County PA GO	5.250%	10/15/2024	2,660	3,107
Montgomery County PA GO	5.250%	10/15/2025	2,000	2,346
Montgomery County PA GO	5.000%	10/15/2028	13,235	14,295
Montgomery County PA GO	5.000%	10/15/2031	6,450	6,950
Montgomery County PA Higher Educ. & Health
Auth. Rev. (Catholic Health East)	5.375%	11/15/2034	2,175	2,329
Montgomery County PA Higher Educ. & Health
Auth. Rev.(Holy Redeemer Health System)	5.250%	1/1/2036	17,500	17,884
Montgomery County PA IDA Rev. (Hill School)	5.000%	8/15/2025 (1)	4,000	4,297
Montgomery County PA IDA Rev. (Hill School)	5.000%	8/15/2026 (1)	3,550	3,808
Montgomery County PA IDA Rev. (Hill School)	5.000%	8/15/2027 (1)	3,300	3,537
Neshaminy PA School Dist. GO	5.700%	2/15/2014 (3)	8,795	8,873
North Hills PA School Dist. GO	5.250%	11/15/2007 (3)(Prere.)	7,440	7,524
North Hills PA School Dist. GO	5.250%	12/15/2015 (4)(Prere.)	5,030	5,599
North Pocono PA School Dist. GO	5.000%	3/15/2026 (3)	4,035	4,331
Northeastern PA Hosp. & Educ. Health Rev
(Wyoming Valley Health)	5.250%	1/1/2016 (2)	5,910	6,035
Northeastern PA Hosp. & Educ. Health Rev
(Wyoming Valley Health)	5.250%	1/1/2026 (2)	2,850	2,910
Norwin PA School Dist. GO	5.000%	4/1/2035 (4)	7,000	7,479
Owen J. Roberts School Dist. Pennsylvania GO	5.375%	5/15/2007 (1)(Prere.)	1,635	1,641
Owen J. Roberts School Dist. Pennsylvania GO	5.500%	8/15/2017 (4)	1,495	1,617
Owen J. Roberts School Dist. Pennsylvania GO	5.000%	5/15/2031 (4)	8,000	8,573
Owen J. Roberts School Dist. Pennsylvania GO	5.000%	5/15/2035 (4)	5,000	5,346
Parkland PA School Dist. GO	5.375%	9/1/2015 (3)	3,050	3,412
Parkland PA School Dist. GO	5.375%	9/1/2016 (3)	2,000	2,256
Pennsbury PA School Dist. GO	5.250%	8/1/2024 (4)	9,135	9,917
Pennsylvania Convention Center Auth. Rev	6.700%	9/1/2016 (3)(ETM)	25,150	29,243
Pennsylvania Convention Center Auth. Rev	6.000%	9/1/2019 (3)(ETM)	14,275	17,114
Pennsylvania GO	5.250%	10/15/2010 (Prere.)	11,300	12,012
Pennsylvania GO	5.250%	10/15/2010 (Prere.)	8,850	9,408
Pennsylvania GO	6.000%	1/15/2011	3,000	3,215
Pennsylvania GO	5.250%	10/15/2011	11,200	11,890
Pennsylvania GO	5.375%	7/1/2021	26,785	31,028
Pennsylvania GO	5.000%	1/1/2026	40,450	43,560
Pennsylvania Higher Educ. Assistance Agency Rev	6.125%	12/15/2010 (1)(Prere.)	2,000	2,175
Pennsylvania Higher Educ. Fac. Auth. Health
Services Rev. (Allegheny/Delaware Valley Obligated Group)	5.875%	11/15/2016 (1)	19,900	20,332
Pennsylvania Higher Educ. Fac. Auth. Health
Services Rev. (Allegheny/Delaware Valley Obligated Group)	5.875%	11/15/2021 (1)	6,505	6,646
Pennsylvania Higher Educ. Fac. Auth. Health
Services Rev. (Allegheny/Delaware Valley Obligated Group)	5.875%	11/15/2021 (1)	3,040	3,106
Pennsylvania Higher Educ. Fac. Auth. Rev	5.500%	6/15/2017 (2)	935	984
Pennsylvania Higher Educ. Fac. Auth. Rev	5.625%	6/15/2019 (2)	1,160	1,228
Pennsylvania Higher Educ. Fac. Auth. Rev
(Bryn Mawr College)	5.250%	12/1/2012 (2)	11,120	12,024
Pennsylvania Higher Educ. Fac. Auth. Rev
(Bryn Mawr College)	5.625%	12/1/2014 (1)	2,200	2,254
Pennsylvania Higher Educ. Fac. Auth. Rev
(Drexel Univ.) VRDO	3.640%	3/7/2007 LOC	5,000	5,000
Pennsylvania Higher Educ. Fac. Auth. Rev. (Foundation
for Indiana Univ. of Pennsylvania Student Housing)	5.125%	7/1/2039 (10)	17,130	18,498
Pennsylvania Higher Educ. Fac. Auth. Rev
(Philadelphia Univ.)	5.125%	6/1/2025	3,500	3,639
Pennsylvania Higher Educ. Fac. Auth. Rev
(Philadelphia Univ.)	5.250%	6/1/2032	6,350	6,602
1 Pennsylvania Higher Educ. Fac. Auth. Rev
(Slippery Rock Univ. Foundation)	5.000%	7/1/2031 (10)	9,460	10,117
Pennsylvania Higher Educ. Fac. Auth. Rev
(Slippery Rock Univ. Foundation)	5.000%	7/1/2037 (10)	3,500	3,710
Pennsylvania Higher Educ. Fac. Auth. Rev
(Temple Univ.)	5.250%	4/1/2008 (1)(Prere.)	2,320	2,382
Pennsylvania Higher Educ. Fac. Auth. Rev
(Temple Univ.)	5.250%	4/1/2011 (1)	1,225	1,257
Pennsylvania Higher Educ. Fac. Auth. Rev
(Temple Univ.)	5.000%	4/1/2033 (1)	24,225	25,903
Pennsylvania Higher Educ. Fac. Auth. Rev
(Thomas Jefferson Univ.)	5.000%	9/1/2039 (2)	13,500	14,478
Pennsylvania Higher Educ. Fac. Auth. Rev
(Univ. of Pennsylvania)	5.000%	7/15/2038	20,625	21,914
Pennsylvania Higher Educ. Fac. Auth. Rev
(Univ. of Scranton)	5.000%	11/1/2028 (10)	4,080	4,371
Pennsylvania Higher Educ. Fac. Auth. Rev
(UPMC Health Systems)	6.250%	1/15/2016	3,120	3,415
Pennsylvania Higher Educ. Fac. Auth. Rev
(UPMC Health Systems)	6.000%	1/15/2022	5,000	5,425
Pennsylvania Higher Educ. Fac. Auth. Rev
(UPMC Health Systems)	6.000%	1/15/2031	5,000	5,412
Pennsylvania Higher Educ. Fac. Auth. Rev
(Widener)	5.000%	7/15/2020	2,360	2,473
Pennsylvania Higher Educ. Fac. Auth. Rev
(Widener)	5.000%	7/15/2026	1,200	1,263
Pennsylvania Higher Educ. Fac. Auth. Rev
(Widener)	5.000%	7/15/2031	1,605	1,681
Pennsylvania Higher Educ. Fac. Auth. Rev
(Widener)	5.400%	7/15/2036	3,000	3,194
Pennsylvania Higher Educ. Fac. Auth. Rev
(Widener)	5.000%	7/15/2039	3,000	3,123
Pennsylvania Higher Educ. Fac. Auth. Rev. PUT	5.000%	5/1/2011 LOC	9,215	9,519
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/2016 (2)	14,865	16,220
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/2017 (2)	7,000	7,617
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/2018 (2)	7,630	8,333
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/2019 (2)	6,340	6,924
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/2020 (2)	4,495	4,909
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/2021 (2)	8,130	8,879
Pennsylvania Intergovernmental Cooperation
Auth. Rev	5.250%	6/15/2017 (3)	7,830	8,086
Pennsylvania Public School Building Auth
Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/2027 (4)	12,880	13,868
Pennsylvania Public School Building Auth
Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/2031 (4)	5,000	5,354
Pennsylvania State Univ. Rev	5.000%	9/1/2024	3,000	3,228
Pennsylvania State Univ. Rev	5.000%	9/1/2024	10,625	11,351
Pennsylvania State Univ. Rev	5.250%	8/15/2025	5,360	6,252
Pennsylvania State Univ. Rev	5.000%	9/1/2029	7,625	8,097
Pennsylvania State Univ. Rev	5.000%	9/1/2029	2,500	2,672
Pennsylvania State Univ. Rev	5.000%	9/1/2034	16,700	17,707
Pennsylvania State Univ. Rev	5.000%	9/1/2035	13,000	13,852
Pennsylvania State Univ. Rev. VRDO	3.640%	3/7/2007	11,550	11,550
Pennsylvania Turnpike Comm. Oil
Franchise Tax Rev	5.000%	12/1/2013 (1)(Prere.)	6,000	6,470
Pennsylvania Turnpike Comm. Oil
Franchise Tax Rev	5.000%	12/1/2026 (2)	4,000	4,327
Pennsylvania Turnpike Comm. Oil
Franchise Tax Rev	5.000%	12/1/2027 (2)	3,000	3,243
Pennsylvania Turnpike Comm. Rev	5.375%	7/15/2011 (2)(Prere.)	1,505	1,621
Pennsylvania Turnpike Comm. Rev	5.375%	7/15/2011 (2)(Prere.)	1,000	1,077
Pennsylvania Turnpike Comm. Rev	5.375%	7/15/2011 (2)(Prere.)	7,550	8,134
Pennsylvania Turnpike Comm. Rev	5.375%	7/15/2011 (2)(Prere.)	2,500	2,693
Pennsylvania Turnpike Comm. Rev	5.375%	7/15/2011 (2)(Prere.)	6,370	6,863
Pennsylvania Turnpike Comm. Rev	5.500%	7/15/2011 (2)(Prere.)	12,010	12,999
Pennsylvania Turnpike Comm. Rev	5.625%	6/1/2012 (3)	9,000	9,757
Pennsylvania Turnpike Comm. Rev	5.250%	7/15/2027 (4)	4,000	4,711
Pennsylvania Turnpike Comm. Rev	5.250%	7/15/2028 (4)	9,375	11,048
Pennsylvania Turnpike Comm. Rev	5.250%	7/15/2030 (4)	10,925	12,931
Pennsylvania Turnpike Comm. Rev	5.500%	12/1/2031 (2)	17,610	19,504
Pennsylvania Turnpike Comm. Rev	5.250%	12/1/2032 (2)	15,000	16,291
Philadelphia PA Airport Parking Auth	5.400%	9/1/2011 (2)	4,520	4,597
Philadelphia PA Airport Parking Auth	5.400%	9/1/2012 (2)	5,990	6,092
Philadelphia PA Airport Parking Auth	5.400%	9/1/2015 (2)	6,350	6,460
Philadelphia PA Airport Parking Auth	5.500%	9/1/2018 (2)	4,250	4,327
Philadelphia PA Airport Parking Auth	5.125%	2/15/2024 (2)	1,045	1,078
Philadelphia PA Airport Parking Auth	5.250%	9/1/2029 (4)	3,530	3,670
Philadelphia PA Gas Works Rev	5.250%	7/1/2011 (4)	3,965	4,038
Philadelphia PA Gas Works Rev	5.375%	7/1/2012 (4)	4,000	4,080
Philadelphia PA Gas Works Rev	5.375%	7/1/2014 (4)	4,310	4,395
Philadelphia PA Gas Works Rev	5.375%	7/1/2016 (4)	13,280	14,834
Philadelphia PA Gas Works Rev	5.375%	7/1/2018 (4)	11,555	13,025
Philadelphia PA GO	6.000%	11/15/2010 (3)	1,065	1,067
Philadelphia PA GO	6.000%	11/15/2011 (3)	1,145	1,147
Philadelphia PA GO	6.000%	11/15/2012 (3)	1,270	1,272
Philadelphia PA GO	6.000%	11/15/2013 (3)	715	716
Philadelphia PA GO	5.250%	3/15/2014 (4)	1,750	1,816
Philadelphia PA GO	5.250%	9/15/2014 (4)	7,460	7,862
Philadelphia PA GO	5.250%	3/15/2015 (4)	2,600	2,697
Philadelphia PA GO	5.250%	9/15/2015 (4)	4,775	5,031
Philadelphia PA GO	5.250%	9/15/2017 (4)	9,155	9,624
Philadelphia PA GO	5.250%	9/15/2018 (4)	2,135	2,249
Philadelphia PA GO	5.000%	8/1/2027 (11)	12,160	13,008
Philadelphia PA GO	5.000%	8/1/2029 (11)	13,380	14,296
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev
(Children's Hosp. of Philadelphia) VRDO	3.640%	3/1/2007	4,500	4,500
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev
(Children's Hosp. of Philadelphia) VRDO	3.640%	3/1/2007	5,300	5,300
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev
(Children's Hosp. of Philadelphia) VRDO	3.640%	3/1/2007	2,000	2,000
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev
(Children's Hosp. of Philadelphia) VRDO	3.700%	3/1/2007 (1)	9,905	9,905
Philadelphia PA Hosp. & Higher Educ. Fac
Auth. Rev. (Jefferson Health System)	5.125%	5/15/2018 (2)	5,700	5,833
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.750%	6/15/2010 (3)	4,440	4,551
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.250%	6/15/2015 (3)	5,695	5,829
Philadelphia PA Redev. Auth. Rev	5.500%	4/15/2015 (3)	3,000	3,228
Philadelphia PA Redev. Auth. Rev	5.500%	4/15/2017 (3)	2,255	2,423
Philadelphia PA Redev. Auth. Rev	5.500%	4/15/2019 (3)	2,815	3,035
Philadelphia PA Redev. Auth. Rev	5.500%	4/15/2020 (3)	2,000	2,156
Philadelphia PA Redev. Auth. Rev	5.500%	4/15/2022 (3)	5,275	5,666
Philadelphia PA School Dist. GO	5.375%	4/1/2007 (2)(Prere.)	1,490	1,492
Philadelphia PA School Dist. GO	5.250%	4/1/2009 (1)(Prere.)	3,000	3,096
Philadelphia PA School Dist. GO	5.750%	2/1/2011 (4)(Prere.)	7,420	7,982
Philadelphia PA School Dist. GO	5.750%	2/1/2011 (4)(Prere.)	6,415	6,901
Philadelphia PA School Dist. GO	5.250%	2/1/2012 (4)	1,000	1,068
Philadelphia PA School Dist. GO	5.500%	2/1/2012 (4)(Prere.)	2,500	2,704
Philadelphia PA School Dist. GO	5.500%	2/1/2012 (4)(Prere.)	2,000	2,163
Philadelphia PA School Dist. GO	5.500%	2/1/2012 (4)(Prere.)	2,000	2,163
Philadelphia PA School Dist. GO	5.500%	2/1/2012 (4)(Prere.)	1,000	1,082
Philadelphia PA School Dist. GO	5.500%	2/1/2012 (4)(Prere.)	6,200	6,707
Philadelphia PA School Dist. GO	5.500%	2/1/2012 (4)(Prere.)	1,800	1,947
Philadelphia PA School Dist. GO	5.625%	8/1/2012 (3)(Prere.)	6,500	7,120
Philadelphia PA School Dist. GO	5.625%	8/1/2012 (3)(Prere.)	1,000	1,095
Philadelphia PA School Dist. GO	5.625%	8/1/2012 (3)(Prere.)	6,000	6,572
Philadelphia PA School Dist. GO	5.625%	8/1/2012 (3)(Prere.)	1,000	1,095
Philadelphia PA Water & Waste Water Rev	7.000%	6/15/2010 (3)	33,865	37,268
Philadelphia PA Water & Waste Water Rev	7.000%	6/15/2011 (3)	35,685	40,231
Philadelphia PA Water & Waste Water Rev	6.250%	8/1/2011 (1)	3,750	4,135
Philadelphia PA Water & Waste Water Rev	5.250%	12/15/2014 (2)	7,100	7,756
Philadelphia PA Water & Waste Water Rev	5.250%	11/1/2016 (3)	5,040	5,410
Philadelphia PA Water & Waste Water Rev	5.250%	11/1/2017 (3)	5,460	5,843
Philadelphia PA Water & Waste Water Rev	5.600%	8/1/2018 (1)(ETM)	925	1,019
Philadelphia PA Water & Waste Water Rev	5.375%	11/1/2019 (3)	4,155	4,495
Pittsburgh PA GO	5.500%	3/1/2012 (2)(Prere.)	5,330	5,773
Pittsburgh PA GO	5.500%	3/1/2012 (2)(Prere.)	2,015	2,182
Pittsburgh PA GO	5.500%	9/1/2013 (2)	5,635	6,057
Pittsburgh PA GO	5.125%	9/1/2014 (3)	8,435	8,571
Pittsburgh PA GO	5.500%	9/1/2014 (2)	12,000	12,797
Pittsburgh PA GO	5.125%	9/1/2015 (3)	6,395	6,486
Pittsburgh PA GO	5.500%	9/1/2015 (2)	2,125	2,283
Pittsburgh PA GO	5.250%	9/1/2017 (3)	4,980	5,068
Pittsburgh PA School Dist. GO	5.250%	3/1/2008 (3)(Prere.)	7,000	7,111
Pittsburgh PA School Dist. GO	5.250%	3/1/2008 (3)(Prere.)	5,200	5,283
Pittsburgh PA School Dist. GO	5.350%	3/1/2008 (3)(Prere.)	3,510	3,569
Pittsburgh PA School Dist. GO	0.000%	8/1/2009 (2)	4,000	3,649
Pittsburgh PA School Dist. GO	5.375%	9/1/2014 (4)	1,755	1,942
Pittsburgh PA School Dist. GO	5.500%	9/1/2016 (4)	4,000	4,534
Pittsburgh PA School Dist. GO	5.500%	9/1/2018 (4)	2,880	3,316
Pittsburgh PA Water & Sewer Auth. Rev	7.250%	9/1/2014 (3)(ETM)	21,470	24,299
Pittsburgh PA Water & Sewer Auth. Rev	0.000%	9/1/2027 (3)	12,765	5,313
Pittsburgh PA Water & Sewer Auth. Rev	0.000%	9/1/2028 (3)	8,965	3,568
Pittsburgh PA Water & Sewer Auth. Rev	0.000%	9/1/2029 (3)	31,755	12,081
1 Pocono Mountain PA School Dist. GO	5.000%	9/1/2031 (4)	7,000	7,537
Radnor Township PA School Dist	5.000%	8/15/2015 (4)(Prere.)	835	912
Radnor Township PA School Dist	5.000%	2/15/2035 (4)	1,665	1,776
Reading PA School Dist. GO	0.000%	1/15/2015 (3)	9,260	6,343
Reading PA School Dist. GO	0.000%	1/15/2016 (3)	9,270	5,990
Reading PA School Dist. GO	0.000%	1/15/2028 (3)	10,000	4,088
Reading PA School Dist. GO	5.000%	1/15/2029 (4)	6,120	6,559
Sayre PA Health Care Fac. Auth. Rev
(Guthrie Health Care System)	6.250%	12/1/2013	2,000	2,206
Sayre PA Health Care Fac. Auth. Rev
(Guthrie Health Care System)	6.250%	12/1/2014	1,925	2,123
Sayre PA Health Care Fac. Auth. Rev
(Guthrie Health Care System)	6.250%	12/1/2015	2,045	2,255
Sayre PA Health Care Fac. Auth. Rev
(Guthrie Health Care System)	6.250%	12/1/2016	3,225	3,557
Sayre PA Health Care Fac. Auth. Rev
(Guthrie Health Care System)	6.250%	12/1/2017	6,640	7,318
Sayre PA Health Care Fac. Auth. Rev
(Guthrie Health Care System)	6.250%	12/1/2018	2,500	2,752
Sayre PA Health Care Fac. Auth. Rev
(Guthrie Health Care System)	5.750%	12/1/2021	3,000	3,232
Sayre PA Health Care Fac. Auth. Rev
(Guthrie Health Care System)	5.875%	12/1/2031	12,500	13,553
Sayre PA Health Care Fac. Auth. Rev
(VHA of Pennsylvania, Pooled
Capital Asset Financial Program) VRDO	3.530%	3/7/2007 (2)	4,900	4,900
Scranton PA School Dist. GO	5.250%	6/15/2027 (10)	2,750	3,035
Scranton PA School Dist. GO	5.250%	6/15/2031 (10)	2,375	2,611
Scranton-Lackawanna PA Health & Welfare
Auth. Rev. (Mercy Health System)	5.625%	1/1/2016 (1)	5,490	5,608
Scranton-Lackawanna PA Health & Welfare
Auth. Rev. (Mercy Health System)	5.700%	1/1/2023 (1)	9,205	9,403
Shamokin-Coal Township PA	5.000%	7/1/2036 (4)	6,000	6,420
Snyder County PA Higher Educ. Auth
Univ. Rev. (Susquehanna Univ. Project)	5.000%	1/1/2030 (11)	3,000	3,198
South Fork PA Hosp. Auth. Rev
(Conemaugh Valley Hosp.)	5.625%	7/1/2010 (6)	1,640	1,691
South Fork PA Hosp. Auth. Rev
(Conemaugh Valley Hosp.)	5.750%	7/1/2018 (6)	7,000	8,087
Southeastern Pennsylvania Transp. Auth. Rev	5.450%	3/1/2011 (3)	3,730	3,806
Southeastern Pennsylvania Transp. Auth. Rev	5.375%	3/1/2017 (3)	2,500	2,551
St. Mary's Hosp. Auth. Bucks County PA Rev
(Catholic Health Initiatives)	5.375%	6/1/2008 (Prere.)	2,525	2,601
St. Mary's Hosp. Auth. Bucks County PA Rev
(Catholic Health Initiatives)	5.375%	6/1/2008 (Prere.)	2,340	2,410
Swarthmore Borough Auth. PA College Rev	5.000%	9/15/2030	18,250	19,611
Uniontown PA Area School Dist. GO	5.500%	10/1/2012 (4)(Prere.)	9,950	10,863
Univ. of Pittsburgh of the Commonwealth System
of Higher Educ. Pennsylvania (Univ. Capital Project)	5.250%	6/1/2017 (3)	6,995	7,159
Univ. of Pittsburgh of the Commonwealth System
of Higher Educ. Pennsylvania (Univ. Capital Project)
VRDO	3.500%	3/7/2007	23,000	23,000
Univ. of Pittsburgh PA Rev	5.500%	6/1/2010 (1)	5,285	5,413
Univ. of Pittsburgh PA Rev	5.500%	6/1/2014 (1)	11,780	12,065
Warwick PA School Dist. GO	5.375%	8/15/2011 (3)(Prere.)	2,570	2,750
Warwick PA School Dist. GO	5.375%	8/15/2011 (3)(Prere.)	2,435	2,605
Washington County PA Hosp. Auth. Rev
(Washington Hosp.)	5.250%	7/1/2010 (2)	1,750	1,827
Washington County PA Hosp. Auth. Rev
(Washington Hosp.)	5.125%	7/1/2011 (2)(ETM)	330	349
Washington County PA Hosp. Auth. Rev
(Washington Hosp.)	5.125%	7/1/2011 (2)	1,510	1,584
Washington County PA Hosp. Auth. Rev
(Washington Hosp.)	5.125%	7/1/2012 (2)	1,935	2,060
Washington County PA Hosp. Auth. Rev
(Washington Hosp.)	5.250%	7/1/2013 (2)	2,035	2,199
Washington County PA Hosp. Auth. Rev
(Washington Hosp.)	5.375%	7/1/2014 (2)	1,640	1,801
Washington County PA Hosp. Auth. Rev
(Washington Hosp.)	5.375%	7/1/2015 (2)	2,250	2,484
Washington County PA Hosp. Auth. Rev
(Washington Hosp.)	5.500%	7/1/2016 (2)	2,375	2,664
West Chester PA Area School Dist. GO	5.000%	5/15/2028 (1)	7,480	8,008
West Chester PA Area School Dist. GO	5.000%	5/15/2029 (1)	7,855	8,404
West Cornwall Township PA Muni. Auth
College Rev. (Elizabethtown College)	6.000%	12/15/2011 (Prere.)	2,000	2,198
West Cornwall Township PA Muni. Auth
College Rev. (Elizabethtown College)	6.000%	12/15/2011 (Prere.)	2,650	2,912
West Jefferson Hills PA School Dist. GO	5.200%	8/1/2011 (4)(Prere.)	1,080	1,147
West Jefferson Hills PA School Dist. GO	5.200%	8/1/2011 (4)(Prere.)	1,020	1,084
West Jefferson Hills PA School Dist. GO	5.200%	8/1/2017 (4)	935	987
West Jefferson Hills PA School Dist. GO	5.200%	8/1/2018 (4)	980	1,036
Westmoreland County PA Muni. Auth. Rev	5.250%	8/15/2015 (4)(Prere.)	3,490	3,874
Westmoreland County PA Muni. Auth. Rev	6.125%	7/1/2017 (1)(ETM)	8,205	9,375
Westmoreland County PA Muni. Auth
Service Water Rev	0.000%	8/15/2015 (3)	5,000	3,567
Westmoreland County PA Muni. Auth
Service Water Rev	0.000%	8/15/2023 (1)	5,000	2,506
Westmoreland County PA Muni. Auth
Service Water Rev	0.000%	8/15/2024 (3)	4,000	1,916
Wyoming PA Area School Dist	5.000%	9/1/2026 (1)	2,000	2,153
Wyoming PA Area School Dist	5.000%	9/1/2029 (1)	5,125	5,495
York County PA	5.000%	6/1/2033 (1)	6,000	6,403
York County PA Solid Waste & Refuse Auth. Rev	5.500%	12/1/2013 (3)	6,750	7,466
York County PA Solid Waste & Refuse Auth. Rev	5.500%	12/1/2014 (3)	4,050	4,529
Outside Pennsylvania:
Puerto Rico Electric Power Auth. Rev	5.500%	7/1/2020	5,300	6,039
Puerto Rico Electric Power Auth. Rev	5.250%	7/1/2021 (1)	5,000	5,748
Puerto Rico Electric Power Auth. Rev	5.250%	7/1/2023 (1)	15,500	17,929
Puerto Rico Electric Power Auth. Rev	5.000%	7/1/2030 (4)	10,900	11,682
Puerto Rico GO	5.500%	7/1/2018 (1)	10,000	11,564
Puerto Rico GO	5.500%	7/1/2020 (3)	6,000	7,018
Puerto Rico GO	5.500%	7/1/2022 (3)	8,960	10,592
Puerto Rico GO	5.500%	7/1/2029 (1)	10,000	12,135
Puerto Rico Highway & Transp. Auth. Rev	5.500%	7/1/2019 (1)	17,000	19,789
Puerto Rico Highway & Transp. Auth. Rev	5.500%	7/1/2020 (1)	14,610	17,089
Puerto Rico Highway & Transp. Auth. Rev	5.500%	7/1/2020 (4)	14,155	16,557
Puerto Rico Infrastructure Financing Auth
Special Tax Rev	5.500%	7/1/2023 (2)	10,000	11,866
Puerto Rico Infrastructure Financing Auth
Special Tax Rev	5.500%	7/1/2025 (2)	15,000	17,925
Puerto Rico Infrastructure Financing Auth
Special Tax Rev	5.500%	7/1/2026 (2)	10,000	11,991
Puerto Rico Infrastructure Financing Auth
Special Tax Rev	0.000%	7/1/2029 (2)	12,150	4,701
Puerto Rico Infrastructure Financing Auth
Special Tax Rev	0.000%	7/1/2030 (3)	14,905	5,534
Puerto Rico Infrastructure Financing Auth
Special Tax Rev	0.000%	7/1/2031 (3)	28,695	10,207
Puerto Rico Infrastructure Financing Auth
Special Tax Rev	0.000%	7/1/2032 (3)	25,000	8,474
Puerto Rico Public Buildings Auth
Govt. Fac. Rev	5.750%	7/1/2022	5,000	5,876
Puerto Rico Public Finance Corp.	6.000%	8/1/2026 (4) (11)	25,000	31,668
Puerto Rico Public Finance Corp.	6.000%	8/1/2026	10,875	13,211
Virgin Islands Public Finance Auth. Rev	5.000%	10/1/2012	2,000	2,103
Virgin Islands Public Finance Auth. Rev	5.250%	10/1/2020	1,750	1,881

Total Municipal Bonds (Cost $2,339,450)				2,447,003

Other Assets and Liabilities - Net (-1.4%)				(33,362)

Net Assets (100%)				2,413,641

1 Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of February 28, 2007.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At February 28, 2007, the cost of investment securities for tax purposes was $2,342,016,000. Net unrealized appreciation of investment securities for tax purposes was $104,987,000, consisting of unrealized gains of $105,386,000 on securities that had risen in value since their purchase and $399,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 20, 2007

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	April 20, 2007

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.